johim13f-12312011
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment [ ];               Amendment Number:
       This Amendment (Check only one):         [ ] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         February 8, 2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      76
                                                  -----------------------

Form 13F Information Table Value Total:              $726,466 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer			Type of				Value		Shrs or		Shr/	Investment	Other		Voting Authority
				Class		Cusip		(x$1000)	Prn Amt.	Prn	Discretion	Managers  Sole 	Shared   None
51Job Inc		    	SP ADR REP COM 	 316827 10 4	 2,316		 55,224	   	SH	Shared-Defined	  0			  55,224
Agco Corporation 		COM		 001084 10 2	 5,270		122,640		SH	Shared-Defined	  0			 122,640
Airgas Inc			COM		 009363 10 2	11,402		146,025		SH	Shared-Defined	  0			 146,025
Altria Group Inc		COM		 02209S 10 3	 2,527		 85,220		SH	Shared-Defined	  0			  85,220
Amazon.com Inc 			COM		 023135 10 6	 1,775		 10,255		SH	Shared-Defined	  0			  10,255
American Express Co		COM		 025816 10 9	11,466		243,075		SH	Shared-Defined	  0			 243,075
American Tower Corporation	COM		 029912 20 1	 9,277		154,595		SH	Shared-Defined	  0			 154,595
Apache Corporation		COM		 037411 10 5	 4,895		 54,042		SH	Shared-Defined	  0			  54,042
Apple Inc			COM		 037833 10 0	37,904		 93,589		SH	Shared-Defined	  0			  93,589
AT&T Inc			COM		 00206R 10 2	 3,604		119,195		SH	Shared-Defined	  0			 119,195
Banco Bradesco			SP ADR PDF NEW	 059460 30 3	 5,212		312,463		SH	Shared-Defined	  0			 312,463
BE Aerospace			COM		 073302 10 1	 7,437		192,122		SH	Shared-Defined	  0			 192,122
Becton Dickinson		COM		 075887 10 9	 3,821		 51,138		SH	Shared-Defined	  0			  51,138
Berkshire Hathaway		COM		 084670 70 2	 1,236		 16,200		SH	Shared-Defined	  0			  16,200
Brookdale Senior Living		COM		 112463 10 4	   257		 14,755		SH	Shared-Defined	  0			  14,755
Brunswick Cap			COM		 117043 10 9	   557		284,204		SH	Shared-Defined 	  0			 284,204
Bunge Ltd			COM		 G16962 10 5	 1,446		 25,273		SH	Shared-Defined	  0			  25,273
Cadiz Inc			COM		 127537 20 7	 4,124		428,212		SH	Shared-Defined	  0			 428,212
Celgene Corporation 		COM		 151020 10 4	 8,159		120,700		SH	Shared-Defined	  0			 120,700
Chubb Corporation		COM		 171232 10 1	 1,269		 18,330		SH	Shared-Defined	  0			  18,330
Chungwa Telecom Co Ltd		SPON ADR NEW11	 17133Q 50 2	 3,104		 93,259		SH	Shared-Defined	  0			  93,259
Cisco Systems			COM		 17275R 10 2	 1,546		 85,500		SH	Shared-Defined	  0			  85,500
Citigroup Inc			COM		 172967 42 4	 1,125		 42,775		SH	Shared-Defined	  0			  42,775
Citrix Systems			COM		 177376 10 0	 2,608		 42,945		SH	Shared-Defined	  0			  42,945
Coca-Cola			COM		 191216 10 0	17,449		249,385		SH	Shared-Defined	  0			 249,385
Colgate-Palmolive		COM		 194162 10 3	53,916		583,568		SH	Shared-Defined	  0			 583,568
ConocoPhillips			COM		 20825C 10 4	   865		 11,875		SH	Shared-Defined	  0			  11,875
Ctrip.Com International Ltd	AMERICAN DEP SHS 22943F 10 0	 6,763		289,008		SH	Shared-Defined	  0			 289,008
DaVita Inc			COM		 23918K 10 8	 7,725		101,904		SH	Shared-Defined	  0			 101,904
Dominion Resources Inc 		COM		 25746U 10 9	10,085		189,992		SH	Shared-Defined	  0			 189,992
EMC Corporation			COM		 268648 10 2	21,950	      1,019,054		SH	Shared-Defined	  0		       1,019,054
Emerson Electric Co		COM		 291011 10 4	 8,533		183,145		SH	Shared-Defined	  0			 183,145
Estee Lauder Co Inc		COM		 518439 10 4	 3,939		 35,070		SH	Shared-Defined	  0			  35,070
Express Scripts Inc		COM		 302182 10 0	 4,687		104,879		SH	Shared-Defined	  0			 104,879
Exxon Mobil Corporation		COM		 30231G 10 2	 7,593		 89,581		SH	Shared-Defined	  0		          89,581
Goldcorp Inc			COM		 380956 40 9	10,926		246,905		SH	Shared-Defined	  0			 246,905
Goldman Sachs Group		COM		 38141G 10 4	 1,174		 12,980		SH	Shared-Defined	  0			  12,980
Google Inc			COM		 38259P 50 8	32,312		 50,026		SH	Shared-Defined	  0			  50,026
Hanover Insurance Group		COM		 410867 10 5	   612		 17,500		SH	Shared-Defined	  0			  17,500
Hershey Co (The)		COM		 427866 10 8	   681		 11,030		SH	Shared-Defined	  0			  11,030
Hess Corporation		COM		 42809H 10 7	 4,199		 73,918		SH	Shared-Defined	  0			  73,918
Home Depot Inc			COM		 437076 10 2	 5,494		130,684		SH	Shared-Defined	  0			 130,684
Informatica Corporation		COM		 45666Q 10 2	 6,489		175,705		SH	Shared-Defined	  0			 175,705
Intel Corporation		COM		 458140 10 0	   327 	       	 13,500		SH	Shared-Defined	  0			  13,500
JP Morgan Chase			COM		 46625H 10 0	   402		 12,100		SH	Shared-Defined	  0			  12,100
Kansas City Southern Industries	COM		 485170 30 2	14,455		212,547		SH	Shared-Defined	  0			 212,547
Kraft Foods Inc			COM		 50075N 10 4	 1,125		 30,104		SH	Shared-Defined	  0			  30,104
Lazard Ltd			SHS A		 G54050 10 2	 3,063		117,301		SH	Shared-Defined	  0			 117,301
Marsh & McLennan		COM		 571748 10 2    29,578		935,422		SH	Shared-Defined	  0			 935,422
McDonald's Corporation		COM		 580135 10 1	25,618		255,334		SH	Shared-Defined	  0			 255,334
Merck & Co Inc			COM		 58933Y 10 5	   612		 16,240		SH	Shared-Defined	  0			  16,240
Metlife Inc			COM		 59156R 10 8	 1,883		 60,400		SH	Shared-Defined	  0			  60,400
MGM Resorts International	COM		 552953 10 1	   713		 68,330		SH	Shared-Defined	  0			  68,330
Microsoft Corporation		COM		 594918 10 4	 2,257		 86,950		SH	Shared-Defined	  0			  86,950
Monsanto Com US$0.01		COM		 61166W 10 10	 2,405		 34,320		SH	Shared-Defined	  0			  34,320
National Oilwell Varco		COM		 637071 10 1	 9,009		132,509		SH	Shared-Defined	  0			 132,509
Northern Trust Corporation	COM		 665859 10 4	 5,648		142,400		SH	Shared-Defined	  0			 142,400
Nuvasive Inc			COM		 670704 10 5	   240		 19,080		SH	Shared-Defined	  0			  19,080
Oracle Corporation		COM		 68389X 10 5	 4,420		172,313		SH	Shared-Defined	  0			 172,303
Pepsico Inc			COM		 713448 10 8	   771		 11,625		SH	Shared-Defined	  0			  11,625
Pfizer Inc			COM		 717081 10 3	34,241	      1,582,296		SH	Shared-Defined	  0		       1,582,296
Philip Morris International	COM		 718172 10 9	30,310		386,216		SH	Shared-Defined	  0			 386,216
Polypore Intl Inc		COM		 73179V 10 3	 6,032		137,120		SH	Shared-Defined	  0			 137,120
Praxair Inc			COM		 74005p 10 4	38,129		356,676		SH	Shared-Defined	  0			 356,676
Procter & Gamble Co		COM		 742718 10 9	 1,247		 18,694		SH	Shared-Defined	  0			  18,694
Qualcomm Inc			COM		 747525 10 3	31,059		567,800		SH	Shared-Defined	  0			 567,800
Reynolds American		COM		 761716 10 6	47,921	      1,156,946		SH	Shared-Defined	  0		       1,156,946
Ryanair Holdings		SPONSORED ADR	 783513 10 4	 1,141		 40,959		SH	Shared-Defined	  0			  40,959
Salesforce.com Inc		COM		 79466L 30 2	16,266		160,320		SH	Shared-Defined	  0			 160,320
Schlumberger			COM		 806857 10 8	27,721		405,814		SH	Shared-Defined	  0			 405,814
Soufun Holdings Ltd		ADR		 836034 10 8	 4,453		304,971		SH	Shared-Defined	  0			 304,971
Southern Co			COM		 842587 10 7	 2,813		 60,760		SH	Shared-Defined	  0			  60,760
Taiwan Semiconductor 		SPONSORED ADR	 874039 10 0	 2,091		162,000		SH	Shared-Defined	  0			 162,000
United Technologies Corporation	COM		 913017 10 9	18,476		252,790		SH	Shared-Defined	  0			 252,790
Verizon Communications		COM		 92343V 10 4 	 7,644		190,530		SH	Shared-Defined	  0			 190,530
Wisconsin Energy Corporation	COM		 976657 10 6	16,669		476,805		SH	Shared-Defined	  0			 476,805